ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	30,254,560	29,549,135	4,161,909
Professional services	2,024,984	795,858	112,094
Agency commission fees payable	2,940,840	2,203,102	310,300
Staff cost related payables	6,850,707	5,815,688	819,123
Office expenses	1,097,491	2,008,450	282,884
Product development services	772,643	14,924	2,102
Other payables	1,574,383	1,621,300	228,355
Lawsuit dues	17,199,963	—	—
Hosting service fee	—	341,667	48,123
Others	1,768,903	564,750	79,543
Loan	1,952,630	1,261,316	177,653
Total	66,437,104	44,176,190	6,222,086